Variable interest entities (Details 2) (CNY)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Consolidated VIEs
Amount of fees paid by VIEs
Payment terms for invoices billed to VIEs	10 days
Fees paid by VIEs, minimum percentage of revenues generated	45.00%
Fees paid by VIEs, maximum percentage of revenues generated	66.00%
Fees paid by VIEs, amount	1,058,328,538	1,229,855,500	1,025,924,677
Number of contractual arrangements requiring the entity to provide additional financial support	0
PW Software | PW Network
Related party transactions
Limit of indebtedness for PW Network in the development agreement	400,000
Option to purchase equity interest in PW Network, maximum amount	10,000
PW Software | PW Literature
Related party transactions
Interest-free loan which PW Software has agreed to make to each equity owner of PW Literature and PW Trendsetters	500,000
Term of loan	20 years
PW Software | Trendsters Investment
Related party transactions
Interest-free loan which PW Software has agreed to make to each equity owner of PW Literature and PW Trendsetters	500,000
Term of loan	20 years